Prepayment and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepayment and Other Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS, NET

4. PREPAYMENT AND OTHER CURRENT ASSETS, NET

As of December 31, 2024 and 2023, prepayment and other current assets consisted of the following:

	December 31, 2024	December 31, 2023
Advances to vendors	$32,907	$33,295
Staff advance	85	98
Others	38	43
Subtotal	33,030	33,436
Less: allowance for doubtful accounts	(2,196)	(2,257)
Prepayment and other assets, net	$30,834	$31,179

For the years ended December 31, 2024, 2023 and 2022, the movement of allowance for expected credit losses is as the following:

	For the Years Ended December 31,
	2024	2023	2022
Opening balance	$2,257	$-	$-
Provision for expected credit losses	-	2,263	-
Foreign exchange adjustment	(61)	(6)	-
Ending balance	$2,196	$2,257	$-